SUBSEQUENT EVENTS (Details Narrative) - USD ($)			1 Months Ended		3 Months Ended
	Jul. 03, 2018	May 24, 2018	Jul. 29, 2018	Dec. 22, 2016	Jun. 30, 2018	Mar. 31, 2018	Aug. 02, 2018
Warrants exercisable price				$ 2.50
Additional common stock purchased						$ 1,967,886
Debt Conversion Converted Instrument Shares Issued						3,247,030
Term				60 days
Conversion price				$ 1.25
Subsequent Event [Member]
Equipment cost	$ 665,500
Useful life	7 years
Deposit							$ 1,000,000
Subsequent Event [Member] | Private placement agreement
Debt			$ 13,000,000
Interest rate			10.00%
Term			24 months
Conversion price			$ 2.50
Warrant One [Member]
Purchase of warrants						$ 983,957
Warrants exercisable price		$ 2.50			$ 2.50	$ 2.00
Warrant [Member]
Purchase of warrants						$ 236,141
Warrants exercisable price						$ 1.65